Share-Based Compensation	6 Months Ended
Jun. 30, 2023
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

12. SHARE-BASED COMPENSATION

Share-based compensation of a subsidiary

SunCar recognizes $830 and $776 share-based compensation expenses related to the restricted shares on a straight-line basis over the vesting periods for the six months ended June 30, 2022 and 2023, respectively.

As of June 30, 2023, the unrecognized compensation expense related to restricted shares amounted to $3,595, which will be recognized over a weighted-average period of 2.17 years.